Related party transactions (Details) - Trusts and other entities controlled by descendants of Malcolm Glazer - item	Jun. 30, 2022	Jun. 30, 2021
Related party transactions
Number of lineal descendants of Mr. Malcolm Glazer	6
Voting power on outstanding capital stock (as a percent)	95.62%	96.70%
Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	4.37%	5.34%
Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	100.00%	100.00%